1933 Act

Rule 497(j)

VIA EDGAR

May 4, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Insurance Company (“PLIC”)

Registration Statement on Form N-6

Registrant	1933 Act #	1940 Act #
Phoenix Life Variable Universal Life Account	033-23251	811-04721

To the Commission Staff:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent Registration Statement filed electronically on Form N-6 pursuant to Rule 485(b) on April 29, 2011. The public offering made pursuant to this Registration Statement commenced on April 29, 2011.

If you have any questions concerning these filings, please call the undersigned at 860/403-5878.

Very truly yours,

/s/ Lois L. McGuire
Lois L. McGuire
Director
Phoenix Life Insurance Company